Expense Example - Transamerica Asset Allocation Short Horizon	R4 1 year	R4 3 years	R4 5 years	R4 10 years	R 1 year	R 3 years	R 5 years	R 10 years
USD ($)	86	275	479	1,070	111	351	610	1,350